Janus Henderson U.S. Dividend Income Fund Average Annual Total Returns - Class I N Shares [Member]		12 Months Ended	36 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	22.71%
Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	14.26%
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.28%	7.71%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.86%	12.19%
Performance Inception Date	Dec. 20, 2022
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.14%	10.14%
Performance Inception Date	Dec. 20, 2022
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.79%	13.09%
Performance Inception Date	Dec. 20, 2022
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.81%	13.10%
Performance Inception Date	Dec. 20, 2022